Average Annual Total Returns - FidelityShort-TermBondFund-RetailPRO - FidelityShort-TermBondFund-RetailPRO - Fidelity Short-Term Bond Fund	Oct. 30, 2024
Fidelity Short-Term Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.34%
Past 5 years	1.72%
Past 10 years	1.40%
Fidelity Short-Term Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.04%
Past 5 years	0.90%
Past 10 years	0.73%
Fidelity Short-Term Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.14%
Past 5 years	0.98%
Past 10 years	0.79%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
LB013
Average Annual Return:
Past 1 year	4.61%
Past 5 years	1.51%
Past 10 years	1.27%